Pay vs Performance Disclosure pure in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1&2)	Compensation Actually Paid to PEO ($)(1&3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1&2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1&3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income (thousands) ($)(5)	HEPLISAVB Product Revenue (thousands) ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$8,210,775	$5,552,063	$2,872,234	$2,043,561	$223.25	$118.20	$27,827	$268,430
2023	$5,810,736	$6,752,821	$2,314,153	$2,537,045	$244.41	$118.87	$(6,389)	$213,295
2022	$5,594,000	$3,889,804	$2,094,623	$1,411,504	$182.52	$101.47	$293,156	$125,937
2021	$4,519,489	$9,202,304	$2,410,600	$3,623,574	$245.98	$126.45	$76,713	$61,870
2020	$1,521,779	$429,945	$1,331,353	$790,834	$77.80	$126.42	$(75,240)	$36,030
1	NEOs included in these columns reflect the following:
Year	PEO	Non-PEO NEOs
2024	Ryan Spencer	Kelly MacDonald, David Novack, John L. Slebir, Robert Janssen

2023	Ryan Spencer	Kelly MacDonald, David Novack, Robert Janssen

2022	Ryan Spencer	Kelly MacDonald, David Novack, Robert Janssen

2021	Ryan Spencer	Kelly MacDonald, David Novack, Robert Janssen, Michael Ostrach

2020	Ryan Spencer	David Novack, Robert Janssen, Michael Ostrach
2	Amounts reflect Summary Compensation Table Total Compensation for our PEO and average for our non-PEO NEOs for each corresponding year.
3	The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (For PEO)	Fiscal Year 2024 (Average For Non-PEO NEOs)[1]
Summary Compensation Table Total	$8,210,775	$2,872,234
(Minus): Grant date fair value of option and stock awards granted in fiscal year	($6,726,449)	($2,038,318)
(Minus): Change in pension value	—	—
Plus: Pension service cost and associated prior service cost	—	—
Plus: Fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	$5,892,250	$1,785,530
Plus/(Minus): Change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	($1,254,507)	($366,972)
Plus: Fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—
Plus/(Minus): Change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	($570,006)	($208,913)
(Minus): Fair value as of the spin-off date of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—
Plus: Value of dividends or other earnings paid on option and stock awards not otherwise reflected in total compensation	—	—
Compensation Actually Paid	$5,552,063	$2,043,561
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2024, expected life between 1.0 year – 3.5 years, volatility between 30% - 68%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.0%; (ii) for 2023, expected life between 0.7 years – 4.5 years, volatility between 32% - 86%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.3%; (iii) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (iv) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iv) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See Note 15 - Equity Plans and Stock-Based Compensation, in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

(d)	Neither the PEO, nor the Non-PEO NEOs participate in a pension plan. As such, the relevant pension numbers included in the table above are zero.
4	The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the Nasdaq Biotechnology Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2020, and reinvestment of dividends, if any.

5	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

6	As required by Item 402(v) of Regulation S-K, we have determined that HEPLISAV-B product revenue is the Company-Selected Measure.

Company Selected Measure Name		HEPLISAVB Product Revenue
Named Executive Officers, Footnote	NEOs included in these columns reflect the following:
Year	PEO	Non-PEO NEOs
2024	Ryan Spencer	Kelly MacDonald, David Novack, John L. Slebir, Robert Janssen

2023	Ryan Spencer	Kelly MacDonald, David Novack, Robert Janssen

2022	Ryan Spencer	Kelly MacDonald, David Novack, Robert Janssen

2021	Ryan Spencer	Kelly MacDonald, David Novack, Robert Janssen, Michael Ostrach

2020	Ryan Spencer	David Novack, Robert Janssen, Michael Ostrach

PEO Total Compensation Amount	[1],[2]	$ 8,210,775	$ 5,810,736	$ 5,594,000	$ 4,519,489	$ 1,521,779
PEO Actually Paid Compensation Amount	[2],[3]	$ 5,552,063	6,752,821	3,889,804	9,202,304	429,945
Adjustment To PEO Compensation, Footnote	The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (For PEO)	Fiscal Year 2024 (Average For Non-PEO NEOs)[1]
Summary Compensation Table Total	$8,210,775	$2,872,234
(Minus): Grant date fair value of option and stock awards granted in fiscal year	($6,726,449)	($2,038,318)
(Minus): Change in pension value	—	—
Plus: Pension service cost and associated prior service cost	—	—
Plus: Fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	$5,892,250	$1,785,530
Plus/(Minus): Change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	($1,254,507)	($366,972)
Plus: Fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—
Plus/(Minus): Change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	($570,006)	($208,913)
(Minus): Fair value as of the spin-off date of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—
Plus: Value of dividends or other earnings paid on option and stock awards not otherwise reflected in total compensation	—	—
Compensation Actually Paid	$5,552,063	$2,043,561
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2024, expected life between 1.0 year – 3.5 years, volatility between 30% - 68%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.0%; (ii) for 2023, expected life between 0.7 years – 4.5 years, volatility between 32% - 86%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.3%; (iii) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (iv) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iv) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See Note 15 - Equity Plans and Stock-Based Compensation, in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

(d)	Neither the PEO, nor the Non-PEO NEOs participate in a pension plan. As such, the relevant pension numbers included in the table above are zero.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 2,872,234	2,314,153	2,094,623	2,410,600	1,331,353
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 2,043,561	2,537,045	1,411,504	3,623,574	790,834
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (For PEO)	Fiscal Year 2024 (Average For Non-PEO NEOs)[1]
Summary Compensation Table Total	$8,210,775	$2,872,234
(Minus): Grant date fair value of option and stock awards granted in fiscal year	($6,726,449)	($2,038,318)
(Minus): Change in pension value	—	—
Plus: Pension service cost and associated prior service cost	—	—
Plus: Fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	$5,892,250	$1,785,530
Plus/(Minus): Change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	($1,254,507)	($366,972)
Plus: Fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—
Plus/(Minus): Change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	($570,006)	($208,913)
(Minus): Fair value as of the spin-off date of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—
Plus: Value of dividends or other earnings paid on option and stock awards not otherwise reflected in total compensation	—	—
Compensation Actually Paid	$5,552,063	$2,043,561
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2024, expected life between 1.0 year – 3.5 years, volatility between 30% - 68%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.0%; (ii) for 2023, expected life between 0.7 years – 4.5 years, volatility between 32% - 86%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.3%; (iii) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (iv) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iv) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See Note 15 - Equity Plans and Stock-Based Compensation, in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

(d)	Neither the PEO, nor the Non-PEO NEOs participate in a pension plan. As such, the relevant pension numbers included in the table above are zero.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Required Tabular Disclosure of Most Important Measures

The most important financial performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 43.

•	HEPLISAV-B Vaccine Revenue

•	CpG 1018 Adjuvant Revenue

•	Relative TSR for Dynavax Common Stock Compared To Nasdaq Biotechnology Index

•	HEPLISAV-B Vaccine Market Share As Percent of U.S. Market For Hepatitis-B Vaccines

Total Shareholder Return Amount	[4]	$ 223.25	244.41	182.52	245.98	77.8
Peer Group Total Shareholder Return Amount	[4]	118.2	118.87	101.47	126.45	126.42
Net Income (Loss)	[5]	$ 27,827,000	$ (6,389,000)	$ 293,156,000	$ 76,713,000	$ (75,240,000)
Company Selected Measure Amount	[6]	268,430	213,295	125,937	61,870	36,030
PEO Name		Ryan Spencer
Measure:: 1
Pay vs Performance Disclosure
Name		HEPLISAV-B Vaccine Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		CpG 1018 Adjuvant Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR for Dynavax Common Stock Compared To Nasdaq Biotechnology Index
Measure:: 4
Pay vs Performance Disclosure
Name		HEPLISAV-B Vaccine Market Share As Percent of U.S. Market For Hepatitis-B Vaccines
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,892,250
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,726,449)
PEO | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,254,507)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(570,006)
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,785,530
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,038,318)
Non-PEO NEO | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(366,972)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(208,913)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	Amounts reflect Summary Compensation Table Total Compensation for our PEO and average for our non-PEO NEOs for each corresponding year.
[2]	NEOs included in these columns reflect the following:
Year	PEO	Non-PEO NEOs
2024	Ryan Spencer	Kelly MacDonald, David Novack, John L. Slebir, Robert Janssen

2023	Ryan Spencer	Kelly MacDonald, David Novack, Robert Janssen

2022	Ryan Spencer	Kelly MacDonald, David Novack, Robert Janssen

2021	Ryan Spencer	Kelly MacDonald, David Novack, Robert Janssen, Michael Ostrach

2020	Ryan Spencer	David Novack, Robert Janssen, Michael Ostrach

[3]	The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (For PEO)	Fiscal Year 2024 (Average For Non-PEO NEOs)[1]
Summary Compensation Table Total	$8,210,775	$2,872,234
(Minus): Grant date fair value of option and stock awards granted in fiscal year	($6,726,449)	($2,038,318)
(Minus): Change in pension value	—	—
Plus: Pension service cost and associated prior service cost	—	—
Plus: Fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	$5,892,250	$1,785,530
Plus/(Minus): Change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	($1,254,507)	($366,972)
Plus: Fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—
Plus/(Minus): Change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	($570,006)	($208,913)
(Minus): Fair value as of the spin-off date of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—
Plus: Value of dividends or other earnings paid on option and stock awards not otherwise reflected in total compensation	—	—
Compensation Actually Paid	$5,552,063	$2,043,561
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2024, expected life between 1.0 year – 3.5 years, volatility between 30% - 68%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.0%; (ii) for 2023, expected life between 0.7 years – 4.5 years, volatility between 32% - 86%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.3%; (iii) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (iv) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iv) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See Note 15 - Equity Plans and Stock-Based Compensation, in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

(d)	Neither the PEO, nor the Non-PEO NEOs participate in a pension plan. As such, the relevant pension numbers included in the table above are zero.

[4]	The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the Nasdaq Biotechnology Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2020, and reinvestment of dividends, if any.
[5]	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
[6]	As required by Item 402(v) of Regulation S-K, we have determined that HEPLISAV-B product revenue is the Company-Selected Measure.